Deconsolidation of subsidiary - Gain on the disposal (Details) - USD ($)		12 Months Ended
	Apr. 25, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2023
Add: EB Rental, Ltd. net deficit at disposal
- EB Rental Ltd. share capital at disposal		$ (42,029,957)	$ (67,144,672)	$ (38,339,064)
- EB Rental Ltd. deficit at disposal		(49,929,565)	$ (71,581,558)	(39,546,394)
Less: Goodwill attributable to EB Rental, Ltd.				$ (7,152,524)
Total gain on deconsolidation date		$ 67,379
EB Rental, Ltd.
Deconsolidation of subsidiary
Fair Value Consideration received	$ 794,616
Add: EB Rental, Ltd. net deficit at disposal
- EB Rental Ltd. share capital at disposal	(100)
- EB Rental Ltd. deficit at disposal	52,993
Net assets at disposal	(52,893)
Less: Goodwill attributable to EB Rental, Ltd.	(780,130)
Total gain on deconsolidation date	$ 67,379